Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Current liabilities
Current liabilities

	December 31,	December 31,
	2020	2019
	(€ in thousands)
Borrowings	1,135	343
Lease liabilities	1,260	508
Derivative financial instruments	839	—
Trade payables	221	445
Current income tax liability	—	64
Social securities and other taxes	22	108
Pension premiums	6	2
Deferred income	700	711
Accrued expenses and other liabilities	6,118	8,812
	10,301	10,993